VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

24f2 NOTICE FOR THE FISCAL YEAR ENDING AUGUST 31, 1995

FILE NO. 271928


1.  Year Ending:                          August 31, 1995


2.  Shares registered under
    Securities Act of 1933:
                                          Indefinite Amount

3.  Shares registered during year
    other than pursuant to Rule 24f-2:    None

4.  Shares sold during the year
    ended August 31, 1995:                2,227,119

5.  Shares sold during the year
    ended August 31, 1995
    pursuant to Rule 24f2:                2,227,119

6.  Shares redeemed during the
    year ended August 31, 1995:           11,213,352

7.  Amount of fee*:
                                          $ -0-


     Based on aggregate sale price for which such securities were sold ($25,404,386) reduced by redemption price of such securities redeemed ($122,756,006).

     This notice is accompanied by an opinion of counsel concerning the shares registered pursuant to Rule 24f2 during the fiscal year ended August 31, 1995.


The above computation is true and correct to the best of my knowledge and belief.



Stephen LaRosa, Assistant Treasurer


September 28, 1995












                       PETER D. LOWENSTEIN
                         ATTORNEY AT LAW
                 TWO GREENWICH PLAZA, SUITE 100
                  GREENWICH, CONNECTICUT  06830
                          203 6223932
                       FAX 203 6220321


                                  October 2, 1995


Value Line U.S. Government Securities Fund, Inc.
220 East 42nd Street
New York, NY 10017

Re:  Rule 24f2 Registration of Shares

Gentlemen:

     I am familiar with the proceedings taken by Value Line U.S. Government Securities Fund, Inc., a Maryland corporation (the "Fund"), in connection with the registration and sale of shares of its common stock, par value $1.00 per share, under the Securities Act of 1933 and in accordance with the provisions of Rule 24f2 under the Investment Company Act of 1940, as amended, and as described and set forth in its Registration Statement on Form N1A and in the Prospectus constituting a part of said Registration Statement.

     I have examined such corporate records of the Fund and other documents and considered such questions of law as I have deemed necessary as a basis for this opinion. Specifically, I have examined a "Rule 24f2 Notice", dated September 28, 1995, signed by your Assistant Treasurer, and a certificate of the Assistant Treasurer which states that of the 2,227,119 shares issued during the year ending August 31, 1995 (excluding shares issued in reinvestment of dividends), 2,221,409 of such shares were fully paid as of such date and 5,710 shares were recorded on the books of the Fund as issued but payment for those shares had not been made and was not yet due in the ordinary course of your business.

     Based upon the foregoing, I am of the opinion that the shares of the Fund described in the Notice, the registration of which is made definite by the filing of the Notice, were legally issued, fully paid and nonassessable.

     I consent to this opinion accompanying the Notice.


Very truly yours,


Peter D. Lowenstein